PROPERTY, PLANT AND EQUIPMENT - Depreciation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation and amortisation expense
Depreciation of property, plant and equipment	¥ 8,943,617	¥ 9,157,951	¥ 8,653,823
Cost of sales [member]
Depreciation and amortisation expense
Depreciation of property, plant and equipment	8,573,282	8,710,009	8,304,401
General and administrative expenses
Depreciation and amortisation expense
Depreciation of property, plant and equipment	213,483	253,864	188,231
Research and development expenses
Depreciation and amortisation expense
Depreciation of property, plant and equipment	152,217	185,108	155,288
Selling and distribution expenses
Depreciation and amortisation expense
Depreciation of property, plant and equipment	¥ 4,635	¥ 8,970	¥ 5,903